Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease liabilities - current	$ 3,291	$ 110	$ 3,394	$ 0
Lease liabilities - noncurrent	6,467	$ 216	6,946	$ 0
Lease liabilities	$ 9,758		$ 10,340